Revenues - Schedule of Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenues [Abstract]
Time charter revenue	$ 284,375	$ 316,553	$ 290,440
Other income	3,756	4,126	4,953
Total	$ 288,131	$ 320,679	$ 295,393